Business Combination (Narrative) (Detail) (USD $)	3 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Village Homes [Member]	Dec. 31, 2012 Village Homes [Member] Home	Dec. 07, 2012 Village Homes [Member]
Loans At Acquisition Date [Line Items]
Percentage of variable entities acquired							100.00%
Cash paid for acquisitions					$ 33,201,000	$ 33,201,000	$ 33,201,000
Date of acquisition						Dec. 07, 2012
Number of homes sold over the past 25 years						10,000
Acquisition related expenses					200,000
Home sales revenue					5,400,000
Net (loss) income attributable to William Lyon Homes	$ (131,300,000)	$ (39,634,000)	$ (11,171,000)	$ (11,225,000)	$ 10,000